Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
5	PROPERTY AND EQUIPMENT, NET
Property and equipment consisted of the following:

	As of December 31,
	2019	2020
At cost:
Buildings	93,231	94,004
Leasehold improvement	34,560	44,379
Furniture and office equipment	11,982	15,371
Electronic equipment	20,472	23,695
Vehicles	2,783	4,150
Construction in progress	—	3,211

	163,028	184,810
Less: accumulated depreciation	(26,597)	(42,403)

Property and equipment, net	136,431	142,407

As of December 31, 2019 and 2020, certain furniture and office equipment and electronic equipment of the Group with net book value of RMB22,221 and RMB19,086, respectively, were
pledged pursuant to borrowings under financial arrangement as disclosed in Note 9.
Depreciation of property and equipment were RMB7,194, RMB10,925 and RMB15,873 for the years ended December 31, 2018, 2019 and 2020, respectively, and included in the following captions:

	Years Ended December 31,
	2018	2019	2020
Cost of revenues	3,629	7,449	10,788
General and administrative expenses	3,565	3,476	5,085

Total	7,194	10,925	15,873